Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total	$ 43,816	$ 11,498
Property Plant And Equipment [Member]
Disclosure of financial assets [line items]
Total	36,718	6,449
Intangible Assets [Member]
Disclosure of financial assets [line items]
Total	1,370	136
Investments In Associates [Member]
Disclosure of financial assets [line items]
Total	224	597
Deferred Income Tax Asset [Member]
Disclosure of financial assets [line items]
Total	814	290
Income Tax Credit [Member]
Disclosure of financial assets [line items]
Total	3
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Total	2,621	3,003
Cash And Cashs Equivalents [Member]
Disclosure of financial assets [line items]
Total	1,711	1,023
Inventories [Member]
Disclosure of financial assets [line items]
Total	$ 355